(Loss)/Earnings Per Share - Calculations of Net (Loss)/Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Earnings Per Share And Equity [Abstract]
Net (loss)/income	$ (58,631)	$ (114,558)	$ 11,660	$ (57,850)	$ (173,188)	$ (46,190)	$ (91,015)	$ (120,116)	$ (182,678)
Basic weighted average common shares outstanding	41,334		41,068		41,333	41,004	41,137	39,465	36,133
Diluted weighted average common shares outstanding	41,334		41,068		41,333	41,004	41,137	39,465	36,133
Net loss per common share attributable to Mesa Air Group:
Basic	$ (1.42)		$ 0.28		$ (4.19)	$ (1.13)	$ (2.21)	$ (3.04)	$ (5.06)
Diluted	$ (1.42)		$ 0.28		$ (4.19)	$ (1.13)	$ (2.21)	$ (3.04)	$ (5.06)